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                      SUPPLEMENT DATED AUGUST 12, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The Portfolios

Effective July 26, 2004, the name of the Merrill Lynch Variable Series Funds, Inc.--Merrill Lynch Small Cap Value V.I. Fund was changed to Merrill Lynch Variable Series Funds, Inc.--Merrill Lynch Value Opportunities V.I. Fund. Accordingly, all references in the prospectus to the "Merrill Lynch Small Cap Value V.I. Fund" will be changed to "Merrill Lynch Value Opportunities V.I. Fund (formerly, Merrill Lynch Small Cap Value V.I. Fund)."

Please refer to the prospectus and any prospectus supplements for the Merrill Lynch Variable Series Funds, Inc.--Merrill Lynch Value Opportunities V.I. Fund (formerly, Merrill Lynch Small Cap Value V.I. Fund) for additional information.

Portfolio Expenses

Effective August 1, 2004, the advisory fee for the Greenwich Street Series Fund--Salomon Brothers Variable Aggressive Growth Fund, which is calculated daily and paid monthly, was reduced from 0.75% of the Portfolio's average daily net assets to a fee calculated in accordance with a breakpoint schedule, which has a maximum advisory fee rate of 0.60%. Accordingly, the portfolio expenses for the Greenwich Street Series Fund--Salomon Brothers Variable Aggressive Growth Fund--Class II, which are disclosed in Appendix C to the prospectus, are revised as follows:

        Management            Administrative  Other    Total Underlying
           Fees    12b-1 Fees    Expenses    Expenses Portfolio Expenses
        ---------- ---------- -------------- -------- ------------------
          0.60%      0.25%        0.20%       0.44%         1.49%

Please refer to the prospectus and any prospectus supplements for the Greenwich Street Series Fund--Salomon Brothers Variable Aggressive Growth Fund--Class II for additional information.